Commitments and Contingencies (Tables)	12 Months Ended
May. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for All Noncancelable Leases
Future minimum lease payments for noncancelable operating leases at May 31, 2015 were as follows (in thousands):

Fiscal years ending May 31:
2016	$13,878
2017	11,089
2018	9,226
2019	7,760
2020	6,873
Thereafter	9,172
Total future minimum lease payments	$57,998